Condensed Consolidated Statements Of Equity (Unaudited) (JPY ¥) In Millions	Total	Preferred Stock, Class 5 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Stock [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Capital Surplus [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Retained Earnings Appropriated For Legal Reserve [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Unappropriated Retained Earnings [Member] Preferred Stock, Class 5 [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Accumulated Other Comprehensive Income, Net Of Taxes [Member]	Mitsubishi UFJ Financial Group Shareholders' Equity [Member] Treasury Stock, At Cost [Member]	Noncontrolling Interests [Member]
Balance at beginning of period at Mar. 31, 2013				¥ 2,088,135	¥ 6,348,133	¥ 239,571	¥ 1,361,620		¥ 574,347	¥ (3,011)	¥ 333,185
Issuance of new shares of common stock by way of exercise of the stock acquisition rights				1,042	1,041
Stock-based compensation					(1,905)
Net income attributable to Mitsubishi UFJ Financial Group	383,314		383,314				383,314
Cash dividends: Common stock							(99,079)
Cash dividends: Preferred stock	(8,970)							(8,970)
Losses on sales of shares of treasury stock							(176)
Changes in a foreign affiliated company's interests in its subsidiary	(3,301)						(3,301)
Purchases of shares of treasury stock										(46)
Sales of shares of treasury stock										556
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										(38)
Initial subscriptions of noncontrolling interests											34,874
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											1,171
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(39,146)
Net income attributable to noncontrolling interests	47,686										47,686
Dividends paid to noncontrolling interests											(14,152)
Net change during the period, Other comprehensive income (loss), net of taxes	435,468								436,999		(1,531)
Other-net					(1)						(82)
Balance at end of period at Sep. 30, 2013	11,680,236		11,318,231	2,089,177	6,347,268	239,571	1,633,408		1,011,346	(2,539)	362,005
Balance at beginning of period at Mar. 31, 2014	12,751,444			2,089,245	6,363,413	239,571	2,157,639		1,357,682	(2,510)	546,404
Issuance of new shares of common stock by way of exercise of the stock acquisition rights				961	960
Stock-based compensation					(1,045)
Retirement of Class 5 and 11 Preferred stock (Note 9)	(390,001)	(390,000)			(390,001)
Net income attributable to Mitsubishi UFJ Financial Group	838,296		838,296				838,296
Cash dividends: Common stock							(127,445)
Cash dividends: Preferred stock	(8,970)							(8,970)
Purchases of shares of treasury stock										(390,017)
Sales of shares of treasury stock										1
Retirement of shares of treasury stock										390,001
Net decrease (increase) resulting from changes in interests in consolidated subsidiaries, consolidated variable interest entities, and affiliated companies										31
Initial subscriptions of noncontrolling interests											15,089
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(13,375)
Decrease in noncontrolling interests related to deconsolidation of subsidiaries											(13,424)
Net income attributable to noncontrolling interests	25,664										25,664
Dividends paid to noncontrolling interests											(30,465)
Net change during the period, Other comprehensive income (loss), net of taxes	462,331								449,461		12,870
Other-net					539						(64)
Balance at end of period at Sep. 30, 2014	¥ 13,510,511		¥ 12,967,812	¥ 2,090,206	¥ 5,973,866	¥ 239,571	¥ 2,859,520		¥ 1,807,143	¥ (2,494)	¥ 542,699